Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related party transactions	36Related party transactions
Related parties of the Group and HSBC Holdings include subsidiaries, associates, joint ventures, fund-related entities, post-employment benefit plans for HSBC employees, Key Management Personnel (‘KMP’) as defined by IAS 24, close family members of KMP and entities that are controlled or jointly controlled by KMP or their close family members. KMP are defined as those persons having authority and responsibility for planning, directing and controlling the activities of HSBC Holdings. These individuals also constitute ‘senior management’ for the purposes of the
Hong Kong Listing Rules. In applying IAS 24, it was determined that for this financial reporting period KMP included Directors, former Directors and senior management listed on pages 220 to 224 except for the roles of Group Chief Legal Officer, Group Head of Internal Audit, Group Chief People
& Governance Officer and Group Company Secretary who do not meet the criteria for KMP as provided for in the standard.
Particulars of transactions with related parties are tabulated below. The disclosure of the year-end balance and the highest amounts outstanding during the year is considered to be the most meaningful information to represent the amount of the transactions and outstanding balances during the year.
Key Management Personnel
Details of Directors’ remuneration and interests in shares are disclosed in the ‘Directors’ remuneration report’ on pages 249 to 274.
IAS 24 ‘Related Party Disclosures’ requires the following additional information for key management compensation.

Compensation of Key Management Personnel
	2025	2024	2023
	$m	$m	$m
Short-term employee benefits	47	53	51
Post-employment benefits	1	1	1
Other long-term employee benefits	14	12	10
Share-based payments	30	29	29
Year ended 31 Dec	92	95	91

Shareholdings, options and other securities of Key Management Personnel
	2025	2024
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	—	20
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	14,817	17,455
Number of other HSBC securities held	—	228
At 31 Dec	14,817	17,703

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
	2025		2024
	Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	$m	$m	$m	$m
Key Management Personnel
Advances and credits[1]	11	12	9	12
Guarantees	—	—	—	—
Deposits	67	144	78	191
1Advances and credits entered into by subsidiaries of HSBC Holdings plc during 2025 with Directors and former Directors, disclosed pursuant to section 413 of the Companies Act 2006, totalled $0.1m (2024: $1.3m) and the total value of guarantees entered into on behalf of the Directors and former Directors was nil
(2024: nil).
Unless previously disclosed, there were no connected transactions during the reporting period that fell outside the exemptions provided by the
Companies Act 2006, the UK Financial Conduct Authority’s Listing Rules and the Rules Governing The Listing of Securities on The Stock Exchange
of Hong Kong Limited. The transactions conducted were in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with parties of a similar standing or, where applicable, with other employees. These transactions did not involve more than the normal risk of repayment or present other unfavourable features.
Associates and joint ventures
The Group provides certain banking and financial services to associates and joint ventures including loans, overdrafts, interest and non-interest bearing deposits and current accounts. Details of the interests in associates and joint ventures are given in Note 18.

Transactions and balances during the year with associates and joint ventures
	2025		2024
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	253	229	104	72
Unsubordinated amounts due from associates	9,945	4,760	8,097	5,011
Amounts due to associates	2,990	1,344	2,992	1,844
Amounts due to joint ventures	212	153	101	85
Fair value of derivative assets with associates	902	673	919	763
Fair value of derivative liabilities with associates	2,660	1,480	3,718	2,641
Guarantees and commitments	992	777	569	577
The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Post-employment benefit plans
At 31 December 2025, $3.8bn (2024: $3.4bn) of HSBC post-employment benefit plan assets were under management by HSBC companies, earning management fees of $15m in 2025 (2024: $14m). At 31 December 2025, HSBC’s post-employment benefit plans had placed deposits of
$0.4bn (2024: $0.4bn) with its banking subsidiaries, earning interest payable to the schemes of $5m (2024: $2m). The above outstanding balances arose from the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
The combined HSBC Bank (UK) Pension Scheme enters into swap transactions with HSBC to manage inflation and interest rate sensitivity of its liabilities and selected assets. At 31 December 2025, the gross notional value of the swaps was $6.6bn (2024: $6.4bn). These swaps had a positive fair value to the scheme of $0.4bn (2024: $0.4bn); and HSBC had delivered collateral of $0.3bn (2024: $0.4bn) to the scheme in respect of these arrangements. All swaps were executed at prevailing market rates and within standard market bid/offer spreads.
HSBC Holdings
Details of HSBC Holdings’ subsidiaries are shown in Note 38.

Transactions and balances during the year with subsidiaries
	2025		2024
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	7,613	5,079	9,342	2,548
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	70,015	67,217	66,030	61,286
Derivatives	3,102	1,942	3,391	3,054
Loans and advances to HSBC undertakings	40,500	40,500	37,677	37,677
Prepayments, accrued income and other assets	6,126	3,416	7,108	4,216
Investments in subsidiaries	157,728	157,728	160,805	152,337
Total related party assets at 31 Dec	285,084	275,882	284,353	261,118
Liabilities
Amounts owed to HSBC undertakings	192	89	231	231
Derivatives	5,412	3,451	7,944	5,340
Accruals, deferred income and other liabilities	2,184	53	399	194
Subordinated liabilities	—	—	1,202	—
Total related party liabilities at 31 Dec	7,788	3,593	9,776	5,765
Guarantees and commitments	7,318	6,983	7,440	7,327
The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
One employee of HSBC Holdings is a member of the HSBC Bank (UK) Pension Scheme, which is sponsored by a separate Group company. HSBC
Holdings incurs a charge for this employee, equal to the contributions paid into the scheme on his behalf. Disclosure in relation to the scheme is made in Note 5.